Other liabilities, short-term and long-term (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 MXN ($)
Accrued liabilities
Current maturities		$ 101,218	$ 34,635	$ 712,903
Non-current		2,667,683	$ 166,930	$ 3,436,001
Cancellations, or write off related to liabilities	$ 0	$ 0